Long-term Debt (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of principal maturities of long-term debt by type of debt
Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at March 31, 2016 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Revolving Conduit Facilities	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.41% - 6.94%	1.92% - 2.77%	5.25% - 8.25%	6.00%

Second quarter 2016	$—	$—	$—	$—	$—
Third quarter 2016	—	—	375	—	375
Fourth quarter 2016	—	—	—	—	—
First quarter 2017	—	—	—	—	—
Remainder of 2017	—	—	1,890	—	1,890
2018	—	—	—	—	—
2019	—	—	1,400	—	1,400
2020	—	—	300	—	300
2021-2067	—	—	1,750	350	2,100
Securitizations (b)	7,876	—	—	—	7,876
Revolving conduit facilities (b)	—	1,347	—	—	1,347
Total principal maturities	$7,876	$1,347	$5,715	$350	$15,288

Total carrying amount (c)	$7,864	$1,347	$5,487	$172	$14,870
Debt issuance costs (d)	$(17)	$—	$(12)	$—	$(29)

(a)	The interest rates shown are the range of contractual rates in effect at March 31, 2016.

(b)
Securitizations and borrowings under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. See Note 10 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)
The carrying amount of our long-term debt associated with certain securitizations that were either (i) issued at a premium or discount or (ii) revalued at a premium or discount based on its fair value at the time of the OneMain Acquisition or the Fortress Acquisition or (iii) recorded at fair value on a recurring basis in circumstances when the embedded derivative within the securitization structure cannot be separately accounted for at fair value.

(d)
Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which are reported in other assets and are excluded from the table above.